Revenue Recognition (Details) - Schedule of condensed consolidated statements of operations and comprehensive income (loss) - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Schedule Of Condensed Consolidated Statements Of Operations And Comprehensive Income Loss Abstract
Trading gains (losses)	$ (10,175,033)	$ 369,484